Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

(9) Income Taxes

The components of income tax expense for the years ended December 31 are as follows:

	2015	2014	2013

Current Federal Expense	$3,162,367	$1,335,337	$156,642
Deferred Federal Expense	625,436	1,932,950	2,178,222

Federal Income Tax Expense	3,787,803	3,268,287	2,334,864
Current State Income Tax Expense	-	-	-

Federal and State Income Tax Expense	$3,787,803	$3,268,287	$2,334,864

The federal income tax expense of $3,787,803 in 2015, $3,268,287 in 2014 and $2,334,864 in 2013 is different than the income taxes computed by applying the federal statutory rates to income before income taxes. The reasons for the differences are as follows:

	2015	2014	2013

Statutory Federal Income Taxes	$4,134,570	$3,671,971	$2,367,729
Tax-Exempt Interest	(83,903)	(74,138)	(104,307)
Premiums on Officers’ Life Insurance	(232,988)	(186,712)	(111,749)
Meal and Entertainment Disallowance	21,600	14,044	15,319
Other	(51,476)	(156,878)	167,872

Actual Federal Income Taxes	$3,787,803	$3,268,287	$2,334,864

Deferred taxes in the accompanying consolidated balance sheets as of December 31 include the following:

	2015	2014

Deferred Tax Assets
Allowance for Loan Losses	$2,925,328	$2,992,787
Other Real Estate	537,914	1,178,278
Deferred Compensation	308,128	287,365
Investments	340,000	340,000
Goodwill	212,190	256,714
Other	418,165	427,924

	4,741,725	5,483,068
Deferred Tax Liabilities
Premises and Equipment	(1,183,309)	(1,299,216)
Other	(4,185)	(4,185)

	(1,187,494)	(1,303,401)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,284,362	2,495,896

Net Deferred Tax Assets	$5,838,593	$6,675,563

The deferred tax assets are included in Other Assets in the consolidated balance sheets. As discussed in Note 1, certain positions taken in the Company’s tax returns may be subject to challenge by the taxing authorities. An analysis of activity related to unrecognized taxes as of December 31 follows.

	2015	2014	2013

Balance, Beginning	$-	$42,327	$38,676

Positions Taken During the Current Year	-	-	7,247
Reductions Resulting from Lapse of Statutes of Limitation	-	42,327	(3,596)

Balance, Ending	$-	$-	$42,327

The net decrease of $42,327 is included in income tax expense for the year ended December 31, 2014.